Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$—	$—	$—	$—	$14,075,432
Additions	1,950,000	—	141,806	—	3,776	2,556	—	—	—	—	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	—	(28,983)	(25,610)	(126,346)	—	—	—	—	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	—	—	—	—	(566,313)
Balance, December 31, 2024	2,215,000	—	136,661	—	11,418	4,939	—	—	—	—	2,368,018
Acquisition (note 4)	—	—	—	—	3,765	6,574	534,284	2,323,038	423,505	832,054	4,123,220
Additions	150,000	—	—	—	—	—	1,076,062	7,764	230	—	1,234,056
Impact of loss of control of Canmart	—	—	(1,627)	—	(8,405)	(5,308)	—	—	—	—	(15,340)
Foreign exchange movements	109,504	—	6,660	—	498	412	(52,473)	(15,848)	(15,207)	(19,913)	13,633
Balance, December 31, 2025	$2,474,504	$—	$141,694	$—	$7,276	$6,617	$1,557,873	$2,314,954	$408,528	$812,141	$7,723,587

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2023	$—	$2,723,166	$308	$21,364	$44,761	$38,570	$—	$—	$—	$—	$2,828,169
Depreciation	—	—	18,907	—	315	—	—	—	—	—	19,222
Depreciation – from discontinued operation	—	255,023	309	2,202	3,253	4,497	—	—	—	—	265,284
Impact of sale of RPK	—	(2,662,688)	—	(19,866)	(24,764)	(34,669)	—	—	—	—	(2,741,987)
Foreign exchange movements	—	(315,501)	(899)	(3,700)	(15,932)	(5,820)	—	—	—	—	(341,852)
Balance, December 31, 2024	—	—	18,625	—	7,633	2,578	—	—	—	—	28,836
Depreciation	—	—	27,804	—	1,583	115	124,721	111,445	14,320	—	279,988
Depreciation – from discontinued operation	—	—	104	—	309	513	—	—	—	—	926
Impact of loss of control of Canmart	—	—	(760)	—	(8,204)	(3,309)	—	—	—	—	(12,273)
Foreign exchange movements	—	—	1,458	—	431	181	(38,637)	(509)	(4,843)	—	(41,919)
Balance, December 31, 2025	$—	$—	$47,231	$—	$1,752	$78	$86,084	$110,936	$9,477	$—	$255,558

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction- in-progress	Total
Balance, December 31, 2023	$737,994	$7,902,730	$—	$9,174	$1,135	$76,998	$—	$—	$—	$—	$8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	—	(9,174)	(1,135)	(76,998)	—	—	—	—	(8,728,031)
Balance, December 31, 2024	—	—	—	—	—	—	—	—	—	—	—
Addition	2,158,885	—	—	—	1,999	3,931	906,133	1,324,749	239,853	466,648	5,102,198
Balance, December 31, 2025	$2,158,885	$—	$—	$—	$1,999	$3,931	$906,133	$1,324,749	$239,853	$466,648	$5,102,198

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2024	$2,215,000	$—	$118,036	$—	$3,785	$2,361	$—	$—	$—	$—	$2,339,182
Balance, December 31, 2025	$315,619	$—	$94,463	$—	$3,525	$2,608	$565,656	$879,269	$159,198	$345,493	$2,365,831